RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY DISCLOSURES
Schedule of compensation for key management personnel

	Year ended
	December 31
	2021	2020
Compensation and benefits	$4,295	$3,632
Share-based compensation	1,554	1,532
Total compensation	$5,849	$5,164